Earnings Per Share - Computation of Basic Earnings per Share (Detail) ¥ / shares in Units, $ / shares in Units, shares in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Earnings per share – basic:
Allocation of net income attributable to Qudian Inc. for basic computation | ¥				¥ 576,652,618
Weighted average number of Class A and Class B ordinary shares outstanding:
Denominator used for basic earnings per share				79,310
Basic | ¥ / shares	¥ 7.82			¥ 7.27
Class A Voting Ordinary Shares [Member]
Earnings per share – basic:
Allocation of net income attributable to Qudian Inc. for basic computation	¥ 1,994,976,030	$ 290,157,229	¥ 1,077,159,077
Weighted average number of Class A and Class B ordinary shares outstanding:
Denominator used for basic earnings per share	255,190	255,190	62,900
Basic | (per share)	¥ 7.82	$ 1.14	¥ 17.13
Class B Voting Ordinary Shares [Member]
Earnings per share – basic:
Allocation of net income attributable to Qudian Inc. for basic computation	¥ 496,340,183	$ 72,189,686	¥ 1,087,299,743
Weighted average number of Class A and Class B ordinary shares outstanding:
Denominator used for basic earnings per share	63,490	63,490	63,490
Basic | (per share)	¥ 7.82	$ 1.14	¥ 17.13